DIRECT:

(212) 351-4522

tpolin@ebglaw.com

July 29, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Peggy A. Fisher, Assistant Director

Re:	AtriCure, Inc.

Amendment No. 4 to Registration Statement on Form S-1

File No. 333-124197

Ladies and Gentlemen:

On behalf of AtriCure, Inc. (the “Company”), we are filing, via EDGAR, one copy of Amendment No. 4 to the above-referenced Registration Statement. In addition, we have sent to Ms. Mary Beth Breslin at the Commission, via overnight courier, five courtesy copies of Amendment No. 4, two of which have been marked to show changes that have been made to the Registration Statement.

Amendment No. 4 incorporates changes requested by the staff in its letter of comments dated July 21, 2005. With respect to the specific comments set forth in the staff’s letter, please be advised as follows (all paragraphs being captioned and numbered to correspond to the captions and numbers set forth in the letter of comments):

Peggy A. Fisher, Esq.

Securities and Exchange Commission

July 29, 2005

Government Regulation

1.	We note the additional disclosure you included on page 64. Expand to explain why you believe you are not required to report these incidents to the FDA.

We have revised to state the basis for the Company’s belief that it is not required to report these incidents to the FDA.

Legality Opinion

2.	Please note that we may have additional comments when you file this opinion.

We have filed the legality opinion as an Exhibit to Amendment No. 4.

Kindly contact the undersigned at (212) 351-4522 once you have had an opportunity to review this letter.

Very truly yours,

Theodore L. Polin